Prime Series (Fifth Prospectus Summary) | Prime Series
Fund Summary
Investment Objective
To provide high current income consistent with stability, safety of principal,

and liquidity, and to maintain a stable net asset value ("NAV") of $1.00 per share.

Fees and Expenses
These are the fees and expenses you may pay when you buy and hold shares of the

SNAP Fund Class of the Fund. Other expenses incurred by the SNAP® Program, or by participants in the SNAP® Program, that are not expenses of the Fund are not reflected.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Prime Series SNAP(R) Fund Class
Management fees		0.06%
Distribution (12b-1) fees		none
Transfer agent fees	[1]	0.02%
Other operating expenses		0.01%
Other expenses:		0.03%
Total Annual Fund Operating Expenses		0.09%
[1]	The Adviser may voluntarily waive a portion of transfer agent fees payable by the SNAP Fund Class of shares. It currently expects to waive a portion of its investment advisory, administration or transfer agency fees in order that such fees do not exceed an aggregate effective rate of 0.09% of the average daily net assets of the SNAP Fund Class up to $1 billion, 0.065% of the average daily net assets of the SNAP Fund Class from $1 billion to $3 billion and 0.05% of the average daily net assets of the SNAP Fund Class in excess of $3 billion on an annualized basis.

Expense Example
This example is intended to help you compare the cost of investing in the SNAP

Fund Class of the Fund with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Prime Series SNAP(R) Fund Class	9	29	51	116

Principal Investment Strategies
The Fund invests exclusively in the following high quality, short-term money market instruments:

• US Government and agency obligations, and repurchase agreements involving these obligations

• Obligations of US companies

• Obligations of financial institutions

• Obligations of US municipalities

• Other money market mutual funds that invest exclusively in these types of obligations

The Fund maintains a dollar-weighted average portfolio maturity of no more than

60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks
Although the Fund invests exclusively in high-quality securities, an investment in the Fund - like an investment in any money market fund - is subject to certain risks, such as:

• Interest Rate Risk When short-term interest rates fall, the Fund's yield is likely to fall. When interest rates rise, the values of obligations held by

  Prime Series may decline. If the rise is sharp or unexpected, the Fund's share price could fall.

• Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of the Fund's holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause the Fund's share price to fall.

• Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in the Fund is not insured or guaranteed by the Federal Deposit

Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following information illustrates how the Fund has performed over time. For current yield information, call (800) 570-SNAP. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return (shown for calendar years) (%)

Highest Quarter Return: Q1 2001     1.45%

Lowest Quarter Return: Q3 2011      0.05%

YTD as of 9/30/11 (not annualized): 0.16%

Average Annual Total Returns (%) (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Prime Series SNAP(R) Fund Class	0.28	2.87%	2.60%	3.69%	[1]	Jul. 24, 1995
[1]	SNAP Fund Class Shares inception: 7/24/1995